Taxation (Net deferred taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provisions	$ 11.0	$ 0.5
Net operating losses carry forward	64.4	33.3
Interest carry forward	16.7	0.0
Other	5.7	5.0
Gross deferred tax assets	97.8	38.8
Valuation allowance	(90.1)	(28.9)
Deferred tax asset, net of valuation allowance	7.7	9.9
Property, plant and equipment	0.1	0.4
Unremitted earnings of subsidiaries	0.3	1.5
Gross deferred tax liabilities	0.4	1.9
Net deferred tax asset	$ 7.3	$ 8.0